Intangible Assets (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets (Textual)
Amortization of intangible assets	$ 36,906	$ 30,186	$ 127,316	$ 104,344
Patents [Member]
Intangible Assets (Textual)
Finite-lived intangible asset, useful life			8 years	8 years
Website [Member]
Intangible Assets (Textual)
Finite-lived intangible asset, useful life			5 years	5 years